Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Real Estate Equity Securities [Member] | Level 1 [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 56	$ 105
Real Estate Equity Securities [Member] | Level 1 [Member] | International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	53	111
Collective Investment Fund Mid-Small Cap Equity Securities [Member] | Domestic Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 340	$ 346